Supplement to the currently Effective Statements of Additional Information:


AARP Balanced Stock and Bond Fund             Scudder International Fund
AARP Bond Fund for Income                     Scudder International Growth and Income Fund
AARP Capital Growth Fund                      Scudder Large Company Growth Fund
AARP Global Growth Fund                       Scudder Large Company Value Fund
AARP GNMA and U.S. Treasury Fund              Scudder Latin America Fund
AARP Growth and Income Fund                   Scudder Limited Term Tax Free Fund
AARP High Quality Money Fund                  Scudder Managed Municipal Bonds
AARP High Quality Short Term Bond Fund        Scudder Massachusetts Limited Term Tax Free
AARP High Quality Tax Free Money Fund         Fund
AARP Insured Tax Free General Bond Fund       Scudder Massachusetts Tax Free Fund
AARP International Stock Fund                 Scudder Medium Term Tax Free Fund
AARP Premium Money Fund                       Scudder Micro Cap Fund
AARP Small Company Stock Fund                 Scudder Money Market Series: Institutional
AARP U.S. Stock Index Fund                    Shares
Scudder 21st Century Growth Fund              Scudder Money Market Series: Managed
Scudder Balanced Fund                         Shares
Scudder California Tax Free Fund              Scudder Money Market Series: Premium
Scudder Cash Investment Trust                 Shares
Scudder Corporate Bond Fund                   Scudder Money Market Series: Prime Reserve
Scudder Development Fund                      Scudder New York Tax Free Fund
Scudder Dividend & Growth Fund                Scudder Ohio Tax Free Fund
Scudder Emerging Markets Growth Fund          Scudder Pacific Opportunities Fund
Scudder Emerging Markets Income Fund          Scudder S&P 500 Index Fund
Scudder Global Bond Fund                      Scudder Select 1000 Growth Fund
Scudder Global Fund                           Scudder Select 500 Fund
Scudder GNMA Fund                             Scudder Short Term Bond Fund
Scudder Gold Fund                             Scudder Small Company Value Fund
Scudder Greater Europe Growth Fund            Scudder Tax Free Money Fund
Scudder Growth and Income Fund                Scudder Tax Managed Growth Fund
Scudder Health Care Fund                      Scudder Tax Managed Small Company Fund
Scudder High Yield Bond Fund                  Scudder Technology Fund
Scudder High Yield Tax Free Fund              Scudder U.S. Treasury Money Fund
Scudder Income Fund
Scudder International Bond Fund

The respective Board of each Fund listed above has approved the adoption of a new administrative services agreement (an "Administrative Agreement"). Under each Fund's Administrative Agreement, each share class of the Fund will pay a fixed fee rate (the "Administrative Fee") to Scudder Kemper Investments, Inc., the Fund's investment adviser ("Scudder Kemper"). In return, Scudder Kemper will provide or pay others to provide substantially all services that a fund normally requires for its operations, such as transfer agency fees, shareholder servicing fees, custodian fees, and fund accounting fees, but not including expenses such as taxes, brokerage, interest, extraordinary expenses and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel). Each fund would continue to pay the fees required by its investment management agreement with Scudder Kemper. Each Administrative Agreement will have an initial term of three years, subject to earlier termination by a fund's Board. Such an administrative fee would enable investors to determine with greater certainty the expense level that the fund will experience, and, for the term of the administrative agreement, would transfer substantially all of the risk of increased cost to Scudder Kemper. The date upon which each fund's Administrative Agreement will be implemented is set forth below, along with the administrative fee rate that will be in effect under each Administrative Agreement. With the exception of those listed as October 1, 2000, the dates listed below are approximate. Certain fund reorganizations have been proposed to shareholders. The administrative fee will become effective on the date which these reorganizations are effected (see proposed dates below).

-------------------------------------------------------------------------------------------------------
                       Fund name                               Proposed               Date of
                                                          Administrative Fee       Implementation
-------------------------------------------------------------------------------------------------------
AARP Balanced Stock and Bond Fund                         0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP Bond Fund for Income                                 0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP Capital Growth Fund                                  0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP Global Growth Fund                                   0.375%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP GNMA and U.S. Treasury Fund                          0.300%              July 17, 2000
-------------------------------------------------------------------------------------------------------
AARP Growth and Income Fund                               0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP High Quality Money Fund                              0.400%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP High Quality Short Term Bond Fund                    0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP High Quality Tax Free Money Fund                     0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP Insured Tax Free General Bond Fund                   0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP International Stock Fund                             0.375%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP Premium Money Fund                                   0.400%              October 1, 2000
-------------------------------------------------------------------------------------------------------
AARP Small Company Stock Fund                             0.450%              July 17, 2000
-------------------------------------------------------------------------------------------------------
AARP U.S. Stock Index Fund                                0.250%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Fund                          0.450%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Balanced Fund                                     0.300%              August 28, 2000
-------------------------------------------------------------------------------------------------------
Scudder California Tax Free Fund                          0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust                             0.400%              September 11, 2000
-------------------------------------------------------------------------------------------------------
Scudder Corporate Bond Fund                               0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Development Fund                                  0.450%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Dividend & Growth Fund                            0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Growth Fund                      0.650%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund                      0.650%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Global Bond Fund                                  0.375%              September 25, 2000
-------------------------------------------------------------------------------------------------------
Scudder Global Fund                                       0.375%              September 11, 2000
-------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                         0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Gold Fund                                         0.650%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund                        0.375%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                            0.300%              August 14, 2000
-------------------------------------------------------------------------------------------------------


                                       2

-------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                                  0.350%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder High Yield Bond Fund                              0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder High Yield Tax Free Fund                          0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Income Fund                                       0.300%              July 31, 2000
-------------------------------------------------------------------------------------------------------
Scudder International Bond Fund                           0.375%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder International Fund                                0.375%              August 28, 2000
-------------------------------------------------------------------------------------------------------
Scudder International Growth and Income Fund              0.375%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Large Company Growth Fund                         0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund                          0.300%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Latin America Fund                                0.650%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Limited Term Tax Free Fund                        0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Managed Municipal Bonds                           0.150%              July 31, 2000
-------------------------------------------------------------------------------------------------------
Scudder Massachusetts Limited Term Tax Free Fund          0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Massachusetts Tax Free Fund                       0.150%              July 31, 2000
-------------------------------------------------------------------------------------------------------
Scudder Medium Term Tax Free Fund                         0.150%              July 31, 2000
-------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                                    0.450%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Money Market Series: Institutional Shares         0.100%              August 14, 2000
-------------------------------------------------------------------------------------------------------
Scudder Money Market Series: Managed Shares               0.250%              August 14, 2000
-------------------------------------------------------------------------------------------------------
Scudder Money Market Series: Premium Shares               0.250%              August 14, 2000
-------------------------------------------------------------------------------------------------------
Scudder Money Market Series: Prime Reserve                0.400%              August 14, 2000
-------------------------------------------------------------------------------------------------------
Scudder New York Tax Free Fund                            0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Ohio Tax Free Fund                                0.150%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund                        0.650%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder S&P 500 Index Fund                                0.250%              September 11, 2000
-------------------------------------------------------------------------------------------------------
Scudder Select 1000 Growth Fund                           0.250%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Select 500 Fund                                   0.250%              August 28, 2000
-------------------------------------------------------------------------------------------------------
Scudder Short Term Bond Fund                              0.300%              August 14, 2000
-------------------------------------------------------------------------------------------------------
Scudder Small Company Value Fund                          0.450%              August 28, 2000
-------------------------------------------------------------------------------------------------------
Scudder Tax Free Money Fund                               0.150%              September 11, 2000
-------------------------------------------------------------------------------------------------------
Scudder Tax Managed Growth Fund                           0.250%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Tax Managed Small Company Fund                    0.450%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder Technology Fund                                   0.350%              October 1, 2000
-------------------------------------------------------------------------------------------------------
Scudder U.S. Treasury  Money Fund                         0.400%              October 1, 2000
-------------------------------------------------------------------------------------------------------





May 1, 2000




                                       3